Depreciation and Amortisation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation and amortisation expense [abstract]
Depreciation of property and equipment	$ 3,116,353	$ 2,716,559	$ 1,982,001
Amortization of right of use	562,870	0	0
Amortisation Intangible Assets and Goodwill	504,352	233,184	209,557
Depreciation of investment properties	21,505	6,799	5,089
Depreciation of other assets	2,691	517	2,175
Total Depreciation and Amortisation	$ 4,207,771	$ 2,957,059	$ 2,198,822